Consolidated Statements of Changes in Owners' Equity - USD ($) shares in Thousands, $ in Millions	Total	Multiple voting shares to subordinate voting shares	Subordinate voting shares converted from multiple voting shares	Common Share	Common Share Multiple voting shares to subordinate voting shares	Common Share Subordinate voting shares converted from multiple voting shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2021				266,000
Beginning balance at Dec. 31, 2021	$ 1,655			$ 1,490			$ 24	$ 107	$ 34
Changes In Owners' Equity [Roll Forward]
Net (loss) income	183							183
Other comprehensive income (loss)	(43)							3	(46)
Common shares issued	10						10
Share-based compensation (in shares)				1,000
Share-based compensation	33			$ 13			21	(1)
Ending balance (in shares) at Dec. 31, 2022				267,000
Ending balance at Dec. 31, 2022	1,838			$ 1,503			55	292	(12)
Changes In Owners' Equity [Roll Forward]
Net (loss) income	54							54
Other comprehensive income (loss)	0							1	(1)
Common shares issued	125			$ 125
Share-based compensation (in shares)				1,000
Share-based compensation	20			$ 20
Carrying value of business acquired less fair value of consideration paid (in shares)				6,000
Number of shares converted to subordinate voting shares (in shares)					(33,000)	(33,000)
Value of shares converted		$ (122)	$ 122		$ (122)	$ 122
Ending balance (in shares) at Dec. 31, 2023				274,000
Ending balance at Dec. 31, 2023	2,037			$ 1,648			55	347	(13)
Changes In Owners' Equity [Roll Forward]
Net (loss) income	(61)							(61)
Other comprehensive income (loss)	(53)							0	(53)
Share-based compensation (in shares)				2,000
Share-based compensation	33			$ 17			16
Number of shares converted to subordinate voting shares (in shares)					(3,000)	(3,000)
Value of shares converted		$ (11)	$ 11		$ (11)	$ 11
Net carrying value of assets acquired from parent	(2)						(2)
Deferred taxes on share issuance costs	(9)			$ (9)
Ending balance (in shares) at Dec. 31, 2024				276,000
Ending balance at Dec. 31, 2024	$ 1,945			$ 1,656			$ 69	$ 286	$ (66)